Note 6 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(102,101)	(102,101)
Vessel acquisitions, advances and other vessels' costs	371,978	-	371,978
Vessel sales, transfers and other movements	(97,538)	52,705	(44,833)
Balance, December 31, 2019	$3,573,751	$(1,141,921)	$2,431,830
Depreciation	-	(101,541)	(101,541)
Vessel acquisitions, advances and other vessels' costs	275,230	-	275,230
Vessel sales, transfers and other movements	(323,014)	168,005	(155,009)
Balance, December 31, 2020	$3,525,967	$(1,075,457)	$2,450,510